Offerings - Offering: 1	Aug. 12, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2034
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,800.00
Offering Note	This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3 (File No. 333-263144) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.